UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia Asset Allocation Fund

	Shares	Value ($)*
Investment Companies — 98.2%
BofA Cash Reserves, Capital Class Shares	4,366,762	4,366,762
Columbia Acorn International, Class I (a)	2,428	99,344
Columbia Acorn USA, Class I (a)	27,216	777,295
Columbia Contrarian Core Fund, Class I (a)	116,512	1,668,446
Columbia Convertible Securities Fund, Class I (a)	104,232	1,547,841
Columbia Core Bond Fund, Class Z (a)	5,951,397	65,167,792
Columbia Disciplined Value Fund, Class Z (a)	58,622	667,710
Columbia Dividend Income Fund, Class I (a)	102,120	1,334,708
Columbia Emerging Markets Fund, Class I (a)	186,654	2,142,790
Columbia Energy and Natural Resources Fund, Class I (a)	356,386	8,271,715
Columbia European Equity Fund, Class I (a)	197,510	1,173,211
Columbia Multi-Advisor International Equity Fund, Class I (a)	1,455,179	17,709,527
Columbia High Yield Bond Fund, Class I (a)	3,762,634	10,460,122
Columbia Large Cap Core Fund, Class I (a)	126,729	1,663,954
Columbia Large Cap Growth Fund, Class I (a)	1,523,044	36,111,362
Columbia Large Cap Value Fund, Class I (a)	3,043,572	35,122,822
Columbia Marsico Focused Equities Fund, Class I (a)	37,747	875,737
Columbia Mid Cap Growth Fund, Class I (a)	296,547	7,902,985
Columbia Mid Cap Value Fund, Class I (a)	582,109	7,823,548
Columbia Pacific/Asia Fund, Class I (a)	57,344	498,322
Columbia Real Estate Equity Fund, Class I (a)	106,484	1,322,530
Columbia Select Large Cap Growth Fund, Class I (a)	102,220	1,290,020
Columbia Small Cap Growth Fund I, Class I (a)	152,545	4,831,106
Columbia Small Cap Value Fund I, Class I (a)	101,989	4,791,450

1

		Shares	Value ($)
Investment Companies — (continued)
	Columbia Small Cap Value Fund II, Class I (a)	56,426	775,861
	Columbia U.S. Treasury Index Fund, Class I (a)	19,170	213,359
	Columbia Value and Restructuring Fund, Class I (a)	13,304	672,105

	Total Investment Companies (cost of $211,455,833)		219,282,424

		Par ($)
Government & Agency Obligations — 1.4%
U.S. Treasury Inflation Indexed Bonds
	2.125% 02/15/40	75,890	80,324
	2.375% 01/15/25	493,102	548,730
	3.875% 04/15/29	372,501	499,588
U.S. Treasury Inflation Indexed Notes
	1.625% 01/15/15	377,972	403,042
	1.875% 07/15/13	250,062	266,648
	2.000% 01/15/14	278,151	298,621
	2.000% 01/15/16	269,966	293,967
	2.125% 01/15/19	285,219	315,613
	2.625% 07/15/17	221,598	252,189
	3.000% 07/15/12	145,963	155,040
	TOTAL GOVERNMENT & AGENCY OBLIGATIONS		3,113,762

	Total Government & Agency Obligations (cost of $2,968,237)		3,113,762

	Shares
Common Stock — 0.0%
China Milk Products Group Ltd. (b)	322,000	17,563

Total Common Stock (cost of $172,880)		17,563

Total Investments — 99.6% (cost of $214,596,950)(c)(d)		222,413,749

Other Assets & Liabilities, Net — 0.4%		851,235

Net Assets — 100.0%		223,264,984

2

Notes to Investment Portfolio:
* Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$219,282,424	$—	$—	$219,282,424
Total Government & Agency Obligations	3,113,762	—	—	3,113,762
Total Common Stock	—	—	17,563	17,563
Total Investments	222,396,186	—	17,563	222,413,749
Unrealized Appreciation on Open Futures Contracts	129,544	—	—	129,544
Total	$222,525,730	$—	$17,563	$222,543,293

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

Certain Common Stock classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company’s capital structure.

The following table reconciles asset balances for the three months ended December 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers (out of) Level 3	Balance as of December 31, 2010
Common Stock Consumer Staples	$70,300	$—	$—	$(225,616)	$172,879	$—	$—	$—	$17,563

3

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at December 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $155,316.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $214,596,950.
(d)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,529,990	$(1,713,191)	$7,816,799

At December 31, 2010, the Fund held the following open long futures contracts:

Risk/Exposure Type	Number of		Aggregate	Expiration	Unrealized
Interest Rate Risk	Contracts	Value	Face Value	Date	Appreciation

S&P 500 Index Futures	17	$5,325,250	$5,195,706	March - 2011	$129,544

As of December 31, 2010, cash of $965,000 was pledged as collateral for open futures contracts.

For the three months ended December 31, 2010 transactions in written call option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at September 30, 2010	101	$5,174
Options written	—	—
Options terminated in closing purchase transactions	(62)	(4,588)
Options exercised	—	—
Options expired	(39)	(586)
Options outstanding at December 31, 2010	—	$—

4

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia Contrarian Core Fund

	Shares	Value ($)*
Common Stocks — 99.5%
CONSUMER DISCRETIONARY — 10.6%
Auto Components — 1.4%
Johnson Controls, Inc.	275,200	10,512,640
Auto Components Total		10,512,640
Automobiles — 1.6%
General Motors Co. (a)	346,858	12,785,186
Automobiles Total		12,785,186
Hotels, Restaurants & Leisure — 1.8%
Bally Technologies, Inc. (a)	119,100	5,024,829
Carnival Corp.	186,300	8,590,293
Hotels, Restaurants & Leisure Total		13,615,122
Household Durables — 0.3%
Harman International Industries, Inc. (a)	55,100	2,551,130
Household Durables Total		2,551,130
Media — 1.6%
Comcast Corp., Class A	557,300	12,243,881
Media Total		12,243,881
Multiline Retail — 3.1%
Kohl’s Corp. (a)	133,400	7,248,956
Target Corp.	271,800	16,343,334
Multiline Retail Total		23,592,290
Specialty Retail — 0.8%
American Eagle Outfitters, Inc.	433,000	6,334,790
Specialty Retail Total		6,334,790
CONSUMER DISCRETIONARY TOTAL		81,635,039
CONSUMER STAPLES — 7.5%
Beverages — 1.2%
PepsiCo, Inc.	146,300	9,557,779
Beverages Total		9,557,779
Food & Staples Retailing — 1.5%
CVS Caremark Corp.	323,700	11,255,049
Food & Staples Retailing Total		11,255,049
Food Products — 1.4%
Kraft Foods, Inc., Class A	354,900	11,182,899
Food Products Total		11,182,899
Personal Products — 0.7%
Herbalife Ltd.	78,400	5,360,208
Personal Products Total		5,360,208

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 2.7%
Philip Morris International, Inc.	356,400	20,860,092
Tobacco Total		20,860,092
CONSUMER STAPLES TOTAL		58,216,027
ENERGY — 14.8%
Energy Equipment & Services — 2.2%
Baker Hughes, Inc.	79,500	4,545,015
Halliburton Co.	209,200	8,541,636
Schlumberger Ltd.	45,500	3,799,250
Energy Equipment & Services Total		16,885,901
Oil, Gas & Consumable Fuels — 12.6%
Alpha Natural Resources, Inc. (a)	115,500	6,933,465
Apache Corp.	107,500	12,817,225
Chevron Corp.	173,900	15,868,375
ConocoPhillips	185,600	12,639,360
Devon Energy Corp.	95,400	7,489,854
Exxon Mobil Corp.	285,700	20,890,384
Imperial Oil Ltd.	77,300	3,132,196
Petroleo Brasileiro SA, ADR	298,400	10,196,328
Suncor Energy, Inc.	189,000	7,236,810
Oil, Gas & Consumable Fuels Total		97,203,997
ENERGY TOTAL		114,089,898
FINANCIALS — 18.9%
Capital Markets — 7.6%
BlackRock, Inc.	74,100	14,121,978
Goldman Sachs Group, Inc.	137,900	23,189,264
Invesco Ltd.	341,300	8,211,678
State Street Corp.	282,100	13,072,514
Capital Markets Total		58,595,434
Commercial Banks — 1.7%
Itau Unibanco Holding SA, ADR	156,600	3,759,966
Wells Fargo & Co.	298,322	9,244,999
Commercial Banks Total		13,004,965
Consumer Finance — 0.7%
American Express Co.	131,100	5,626,812
Consumer Finance Total		5,626,812
Diversified Financial Services — 6.2%
Bank of America Corp.	807,507	10,772,144
Citigroup, Inc. (a)	2,838,100	13,424,213

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
JPMorgan Chase & Co.	551,972	23,414,652
Diversified Financial Services Total		47,611,009
Insurance — 2.7%
AON Corp.	174,800	8,042,548
MetLife, Inc.	296,100	13,158,684
Insurance Total		21,201,232
FINANCIALS TOTAL		146,039,452
HEALTH CARE — 8.4%
Biotechnology — 1.3%
Amgen, Inc. (a)	43,100	2,366,190
Celgene Corp. (a)	134,600	7,960,244
Biotechnology Total		10,326,434
Health Care Equipment & Supplies — 0.8%
Baxter International, Inc.	127,200	6,438,864
Health Care Equipment & Supplies Total		6,438,864
Health Care Providers & Services — 2.1%
Cardinal Health, Inc.	151,400	5,800,134
Medco Health Solutions, Inc. (a)	103,915	6,366,872
WellPoint, Inc. (a)	74,400	4,230,384
Health Care Providers & Services Total		16,397,390
Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific, Inc. (a)	216,950	12,010,352
Life Sciences Tools & Services Total		12,010,352
Pharmaceuticals — 2.6%
Abbott Laboratories	184,787	8,853,145
Pfizer, Inc.	635,300	11,124,103
Pharmaceuticals Total		19,977,248
HEALTH CARE TOTAL		65,150,288
INDUSTRIALS — 11.7%
Aerospace & Defense — 3.0%
Honeywell International, Inc.	221,250	11,761,650
United Technologies Corp.	143,900	11,327,808
Aerospace & Defense Total		23,089,458
Air Freight & Logistics — 1.5%
FedEx Corp.	128,100	11,914,581
Air Freight & Logistics Total		11,914,581
Electrical Equipment — 0.9%
Sensata Technologies Holding NV (a)	227,300	6,844,003
Electrical Equipment Total		6,844,003
Industrial Conglomerates — 2.5%
General Electric Co.	551,340	10,084,009

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Tyco International Ltd.	218,600	9,058,784
Industrial Conglomerates Total		19,142,793
Machinery — 2.0%
Illinois Tool Works, Inc.	282,600	15,090,840
Machinery Total		15,090,840
Road & Rail — 1.8%
Union Pacific Corp.	149,720	13,873,055
Road & Rail Total		13,873,055
INDUSTRIALS TOTAL		89,954,730
INFORMATION TECHNOLOGY — 18.9%
Communications Equipment — 1.5%
QUALCOMM, Inc.	226,900	11,229,281
Communications Equipment Total		11,229,281
Computers & Peripherals — 5.2%
Apple, Inc. (a)	89,300	28,804,608
EMC Corp. (a)	504,000	11,541,600
Computers & Peripherals Total		40,346,208
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	370,400	7,156,128
Electronic Equipment, Instruments & Components Total		7,156,128
Internet Software & Services — 3.9%
eBay, Inc. (a)	419,200	11,666,336
Google, Inc., Class A (a)	31,100	18,472,467
Internet Software & Services Total		30,138,803
IT Services — 4.1%
International Business Machines Corp.	128,000	18,785,280
MasterCard, Inc., Class A	56,500	12,662,215
IT Services Total		31,447,495
Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc. (a)	510,400	4,175,072
Atmel Corp. (a)	409,800	5,048,736
Semiconductors & Semiconductor Equipment Total		9,223,808

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 2.1%
Microsoft Corp.	568,620	15,875,870
Software Total		15,875,870
INFORMATION TECHNOLOGY TOTAL		145,417,593
MATERIALS — 7.5%
Chemicals — 5.1%
Air Products & Chemicals, Inc.	113,700	10,341,015
Celanese Corp., Series A	204,500	8,419,265
Chemtura Corp. (a)	486,700	7,777,466
Monsanto Co.	25,100	1,747,964
Syngenta AG, ADR	183,100	10,762,618
Chemicals Total		39,048,328
Metals & Mining — 2.4%
Freeport-McMoRan Copper & Gold, Inc.	93,800	11,264,442
Vale SA, ADR	221,200	7,646,884
Metals & Mining Total		18,911,326
MATERIALS TOTAL		57,959,654
TELECOMMUNICATION SERVICES — 1.2%
Wireless Telecommunication Services — 1.2%
MetroPCS Communications, Inc. (a)	440,200	5,559,726
Millicom International Cellular SA	38,800	3,709,280
Wireless Telecommunication Services Total		9,269,006
TELECOMMUNICATION SERVICES TOTAL		9,269,006

Total Common Stocks (cost of $610,748,526)		767,731,687

	Par ($)
Short-Term Obligation — 0.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.150%, collateralized by a U.S. Treasury obligation maturing 08/15/39, market value $726,164 (repurchase proceeds $711,009)	711,000	711,000

Total Short-Term Obligation (cost of $711,000)		711,000

Total Investments — 99.6% (cost of $611,459,526)(b)(c)		768,442,687

Other Assets & Liabilities, Net — 0.4%		3,160,532

Net Assets — 100.0%		771,603,219

5

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$767,731,687	$—	$—	$767,731,687
Total Short-Term Obligation	—	711,000	—	711,000
Total Investments	$767,731,687	$711,000	$—	$768,442,687

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $611,459,526.

6

(c)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$159,215,946	$(2,232,785)	$156,983,161

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia Disciplined Value Fund

	Shares	Value ($)*
Common Stocks — 98.6%
CONSUMER DISCRETIONARY — 7.7%
Auto Components — 2.1%
Autoliv, Inc.	9,500	749,930
Lear Corp. (a)	38,300	3,780,593
Auto Components Total		4,530,523
Household Durables — 0.2%
Garmin Ltd.	14,400	446,256
Household Durables Total		446,256
Media — 3.5%
Comcast Corp., Class A	221,775	4,872,397
DISH Network Corp., Class A (a)	24,350	478,721
Time Warner Cable, Inc.	32,150	2,122,864
Media Total		7,473,982
Multiline Retail — 0.2%
Macy’s, Inc.	15,460	391,138
Multiline Retail Total		391,138
Specialty Retail — 1.7%
Gap, Inc.	87,960	1,947,434
Limited Brands, Inc.	50,720	1,558,626
Specialty Retail Total		3,506,060
CONSUMER DISCRETIONARY TOTAL		16,347,959
CONSUMER STAPLES — 9.4%
Food & Staples Retailing — 2.2%
Wal-Mart Stores, Inc.	89,200	4,810,556
Food & Staples Retailing Total		4,810,556
Food Products — 2.5%
Del Monte Foods Co.	57,715	1,085,042
Hershey Co.	55,585	2,620,833
Tyson Foods, Inc., Class A	98,200	1,691,004
Food Products Total		5,396,879
Household Products — 1.3%
Procter & Gamble Co.	42,530	2,735,955
Household Products Total		2,735,955
Tobacco — 3.4%
Altria Group, Inc.	76,960	1,894,755
Lorillard, Inc.	8,200	672,892

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Philip Morris International, Inc.	79,790	4,670,109
Tobacco Total		7,237,756
CONSUMER STAPLES TOTAL		20,181,146
ENERGY — 12.7%
Energy Equipment & Services — 1.3%
National-Oilwell Varco, Inc.	22,975	1,545,069
Oceaneering International, Inc. (a)	18,000	1,325,340
Energy Equipment & Services Total		2,870,409
Oil, Gas & Consumable Fuels — 11.4%
Alpha Natural Resources, Inc. (a)	33,100	1,986,993
Apache Corp.	44,850	5,347,465
Chevron Corp.	108,540	9,904,275
ConocoPhillips	74,570	5,078,217
Devon Energy Corp.	18,215	1,430,060
Marathon Oil Corp.	7,400	274,022
Valero Energy Corp.	16,405	379,284
Oil, Gas & Consumable Fuels Total		24,400,316
ENERGY TOTAL		27,270,725
FINANCIALS — 27.3%
Capital Markets — 1.4%
Franklin Resources, Inc.	10,950	1,217,750
Goldman Sachs Group, Inc.	10,570	1,777,451
Capital Markets Total		2,995,201
Commercial Banks — 2.2%
Fifth Third Bancorp.	112,340	1,649,151
KeyCorp	177,265	1,568,795
Wells Fargo & Co.	47,065	1,458,545
Commercial Banks Total		4,676,491
Consumer Finance — 2.7%
Capital One Financial Corp.	73,805	3,141,141
Discover Financial Services	148,175	2,745,683
Consumer Finance Total		5,886,824
Diversified Financial Services — 9.1%
Bank of America Corp.	66,725	890,112
Citigroup, Inc. (a)	1,478,000	6,990,940
JPMorgan Chase & Co.	212,720	9,023,582
NASDAQ OMX Group, Inc. (a)	103,100	2,444,501
NYSE Euronext	7,200	215,856
Diversified Financial Services Total		19,564,991

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 8.6%
AFLAC, Inc.	19,350	1,091,921
Allied World Assurance Co., Holdings Ltd.	32,175	1,912,482
Allstate Corp.	13,900	443,132
Berkshire Hathaway, Inc., Class B (a)	20,060	1,607,007
Brown & Brown, Inc.	136,900	3,277,386
Hartford Financial Services Group, Inc.	80,905	2,143,173
Protective Life Corp.	140,210	3,735,194
Reinsurance Group of America, Inc.	70,795	3,802,399
Travelers Companies, Inc.	7,400	412,254
Insurance Total		18,424,948
Real Estate Investment Trusts (REITs) — 3.3%
Annaly Capital Management, Inc.	72,220	1,294,182
Apartment Investment & Management Co., Class A	153,300	3,961,272
Simon Property Group, Inc.	17,410	1,732,121
Real Estate Investment Trusts (REITs) Total		6,987,575
FINANCIALS TOTAL		58,536,030
HEALTH CARE — 12.1%
Biotechnology — 2.7%
Amgen, Inc. (a)	53,280	2,925,072
Biogen Idec, Inc. (a)	42,800	2,869,740
Biotechnology Total		5,794,812
Health Care Providers & Services — 4.1%
Cardinal Health, Inc.	9,155	350,728
Humana, Inc. (a)	62,070	3,397,712
UnitedHealth Group, Inc.	138,355	4,995,999
Health Care Providers & Services Total		8,744,439
Pharmaceuticals — 5.3%
Abbott Laboratories	8,930	427,836
Eli Lilly & Co.	116,800	4,092,672
Endo Pharmaceuticals Holdings, Inc. (a)	34,630	1,236,637
Forest Laboratories, Inc. (a)	6,500	207,870
Johnson & Johnson	53,375	3,301,244
Merck & Co., Inc.	15,995	576,460

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pfizer, Inc.	91,785	1,607,155
Pharmaceuticals Total		11,449,874
HEALTH CARE TOTAL		25,989,125
INDUSTRIALS — 8.9%
Aerospace & Defense — 4.2%
Northrop Grumman Corp.	57,500	3,724,850
Raytheon Co.	60,970	2,825,350
United Technologies Corp.	32,185	2,533,603
Aerospace & Defense Total		9,083,803
Commercial Services & Supplies — 1.5%
R.R. Donnelley & Sons Co.	182,095	3,181,200
Commercial Services & Supplies Total		3,181,200
Industrial Conglomerates — 2.8%
General Electric Co.	323,520	5,917,181
Industrial Conglomerates Total		5,917,181
Road & Rail — 0.4%
Ryder System, Inc.	17,990	946,993
Road & Rail Total		946,993
INDUSTRIALS TOTAL		19,129,177
INFORMATION TECHNOLOGY — 5.8%
Computers & Peripherals — 1.0%
Hewlett-Packard Co.	46,440	1,955,124
Lexmark International, Inc., Class A (a)	3,000	104,460
Computers & Peripherals Total		2,059,584
Electronic Equipment, Instruments & Components — 0.6%
Vishay Intertechnology, Inc. (a)	86,400	1,268,352
Electronic Equipment, Instruments & Components Total		1,268,352
Semiconductors & Semiconductor Equipment — 1.5%
Intel Corp.	98,765	2,077,028
Texas Instruments, Inc.	31,710	1,030,575
Semiconductors & Semiconductor Equipment Total		3,107,603
Software — 2.7%
Microsoft Corp. (b)	211,085	5,893,493
Software Total		5,893,493
INFORMATION TECHNOLOGY TOTAL		12,329,032
MATERIALS — 2.7%
Chemicals — 2.6%
Ashland, Inc.	6,395	325,250

4

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Eastman Chemical Co.	39,770	3,343,861
Lubrizol Corp.	14,060	1,502,733
PPG Industries, Inc.	4,800	403,536
Chemicals Total		5,575,380
Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,890	226,970
Metals & Mining Total		226,970
MATERIALS TOTAL		5,802,350
TELECOMMUNICATION SERVICES — 5.5%
Diversified Telecommunication Services — 5.5%
AT&T, Inc.	114,415	3,361,513
Qwest Communications International, Inc.	193,385	1,471,660
Verizon Communications, Inc.	194,720	6,967,081
Diversified Telecommunication Services Total		11,800,254
TELECOMMUNICATION SERVICES TOTAL		11,800,254
UTILITIES — 6.5%
Electric Utilities — 3.5%
Entergy Corp.	46,325	3,281,200
Exelon Corp.	100,045	4,165,874
Electric Utilities Total		7,447,074
Gas Utilities — 0.1%
Energen Corp.	2,925	141,160
UGI Corp.	2,265	71,529
Gas Utilities Total		212,689
Multi-Utilities — 2.9%
NSTAR	58,935	2,486,468
Public Service Enterprise Group, Inc.	119,960	3,815,927
Multi-Utilities Total		6,302,395
UTILITIES TOTAL		13,962,158

Total Common Stocks (cost of $169,814,031)		211,347,956

	Par ($)
Short-Term Obligation — 1.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.150%, collateralized by a U.S. Treasury obligation maturing 10/31/11, market value $3,944,363 (repurchase proceeds $3,863,048)	3,863,000	3,863,000

Total Short-Term Obligation (cost of $3,863,000)		3,863,000

5

Value ($)
Total Investments — 100.4% (cost of $173,677,031)(c)(d)	215,210,956

Other Assets & Liabilities, Net — (0.4)%	(863,178)

Net Assets — 100.0%	214,347,778

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$211,347,956	$—	$—	$211,347,956
Total Short-Term Obligation	—	3,863,000	—	3,863,000
Total Investments	211,347,956	3,863,000	—	215,210,956
Unrealized Appreciation on Futures Contracts	12,948	—	—	12,948
Total	$211,360,904	$3,863,000	$—	$215,223,904

6

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	A portion of this security with a market value of $837,600 is pledged as collateral for open futures contracts.
(c)	Cost for federal income tax purposes is $173,677,031.
(d)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$42,648,235	$(1,114,310)	$41,533,925

At December 31, 2010, the Fund held the following open long futures contracts:

Equity Risk Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation

S&P 500 Index Futures	11	$3,445,750	$3,432,802	March-11	$12,948

7

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia Dividend Income Fund

	Shares	Value ($)*
Common Stocks — 95.7%
CONSUMER DISCRETIONARY — 8.6%
Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	646,775	49,646,449
Hotels, Restaurants & Leisure Total		49,646,449
Leisure Equipment & Products — 0.6%
Mattel, Inc.	723,875	18,408,141
Leisure Equipment & Products Total		18,408,141
Media — 2.4%
McGraw-Hill Companies, Inc.	473,300	17,232,853
Meredith Corp.	613,225	21,248,246
Time Warner, Inc.	1,077,825	34,673,630
Media Total		73,154,729
Multiline Retail — 1.8%
Nordstrom, Inc.	400,225	16,961,536
Target Corp.	628,725	37,805,234
Multiline Retail Total		54,766,770
Specialty Retail — 2.1%
Home Depot, Inc.	1,027,450	36,022,397
Limited Brands, Inc.	134,350	4,128,576
Staples, Inc.	463,325	10,549,910
TJX Companies, Inc.	300,225	13,326,988
Specialty Retail Total		64,027,871
CONSUMER DISCRETIONARY TOTAL		260,003,960
CONSUMER STAPLES — 12.4%
Beverages — 2.2%
Coca-Cola Co.	279,400	18,376,138
Diageo PLC, ADR	432,625	32,157,016
PepsiCo, Inc.	244,275	15,958,486
Beverages Total		66,491,640
Food & Staples Retailing — 0.9%
Wal-Mart Stores, Inc.	491,850	26,525,471
Food & Staples Retailing Total		26,525,471
Food Products — 2.9%
General Mills, Inc.	609,700	21,699,223
H.J. Heinz Co.	737,975	36,500,243
J.M. Smucker Co.	241,500	15,854,475
Kraft Foods, Inc., Class A	434,500	13,691,095
Food Products Total		87,745,036
Household Products — 2.7%
Kimberly-Clark Corp.	492,000	31,015,680

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Procter & Gamble Co.	764,950	49,209,233
Household Products Total		80,224,913
Tobacco — 3.7%
Altria Group, Inc.	1,302,050	32,056,471
Philip Morris International, Inc.	1,356,800	79,413,504
Tobacco Total		111,469,975
CONSUMER STAPLES TOTAL		372,457,035
ENERGY — 12.1%
Energy Equipment & Services — 2.0%
Schlumberger Ltd.	361,850	30,214,475
Transocean Ltd. (a)	426,250	29,628,638
Energy Equipment & Services Total		59,843,113
Oil, Gas & Consumable Fuels — 10.1%
Chevron Corp.	712,100	64,979,125
ConocoPhillips	478,525	32,587,552
Encana Corp.	772,275	22,488,648
Exxon Mobil Corp.	1,152,425	84,265,316
Murphy Oil Corp.	182,475	13,603,511
Occidental Petroleum Corp.	303,425	29,765,993
Royal Dutch Shell PLC, ADR	858,450	57,327,291
Oil, Gas & Consumable Fuels Total		305,017,436
ENERGY TOTAL		364,860,549
FINANCIALS — 13.8%
Capital Markets — 4.2%
BlackRock, Inc., Class A	185,775	35,404,999
Eaton Vance Corp.	708,125	21,406,619
Federated Investors, Inc., Class B	250,000	6,542,500
Morgan Stanley	627,950	17,086,520
Northern Trust Corp.	495,725	27,468,122
T. Rowe Price Group, Inc.	293,975	18,973,146
Capital MarketsTotal		126,881,906
Commercial Banks — 2.4%
PNC Financial Services Group, Inc.	339,700	20,626,584
U.S. Bancorp	833,600	22,482,192
Wells Fargo & Co.	907,475	28,122,650
Commercial Banks Total		71,231,426
Consumer Finance — 1.0%
American Express Co.	732,575	31,442,119
Consumer Finance Total		31,442,119

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 1.7%
JPMorgan Chase & Co.	1,235,950	52,428,999
Diversified Financial Services Total		52,428,999
Insurance — 3.8%
Arthur J. Gallagher & Co.	737,875	21,457,405
Chubb Corp.	311,475	18,576,369
MetLife, Inc.	857,625	38,112,855
Progressive Corp.	428,975	8,523,733
RenaissanceRe Holdings Ltd.	124,075	7,902,337
Unum Group	799,725	19,369,340
Insurance Total		113,942,039
Thrifts & Mortgage Finance — 0.7%
People’s United Financial, Inc.	1,389,025	19,460,240
Thrifts & Mortgage Finance Total		19,460,240
FINANCIALS TOTAL		415,386,729
HEALTH CARE — 9.4%
Pharmaceuticals — 9.4%
Abbott Laboratories	1,099,250	52,665,067
Bristol-Myers Squibb Co.	2,200,000	58,256,000
Johnson & Johnson	674,350	41,708,548
Merck & Co., Inc.	1,931,325	69,604,953
Pfizer, Inc.	3,460,000	60,584,600
Pharmaceuticals Total		282,819,168
HEALTH CARE TOTAL		282,819,168
INDUSTRIALS — 10.4%
Aerospace & Defense — 3.6%
Honeywell International, Inc.	819,850	43,583,226
Raytheon Co.	605,925	28,078,564
United Technologies Corp.	477,725	37,606,512
Aerospace & Defense Total		109,268,302
Commercial Services & Supplies — 0.9%
Waste Management, Inc.	694,125	25,592,389
Commercial Services & Supplies Total		25,592,389
Electrical Equipment — 0.8%
Emerson Electric Co.	416,475	23,809,876
Electrical Equipment Total		23,809,876
Industrial Conglomerates — 1.1%
General Electric Co.	1,863,275	34,079,300
Industrial Conglomerates Total		34,079,300
Machinery — 3.3%
Deere & Co.	367,925	30,556,171

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Dover Corp.	453,475	26,505,614
Illinois Tool Works, Inc.	297,650	15,894,510
Parker Hannifin Corp.	308,725	26,642,967
Machinery Total		99,599,262
Road & Rail — 0.7%
Norfolk Southern Corp.	310,250	19,489,905
Road & Rail Total		19,489,905
INDUSTRIALS TOTAL		311,839,034
INFORMATION TECHNOLOGY — 10.2%
IT Services — 4.7%
Accenture PLC, Class A	672,500	32,609,525
Automatic Data Processing, Inc.	561,125	25,968,865
International Business Machines Corp.	563,775	82,739,619
IT Services Total		141,318,009
Office Electronics — 0.5%
Canon, Inc., ADR	310,350	15,933,369
Office Electronics Total		15,933,369
Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	2,724,250	57,290,978
Linear Technology Corp.	223,075	7,716,164
Texas Instruments, Inc.	841,200	27,339,000
Semiconductors & Semiconductor Equipment Total		92,346,142
Software — 1.9%
Microsoft Corp.	2,058,050	57,460,756
Software Total		57,460,756
INFORMATION TECHNOLOGY TOTAL		307,058,276
MATERIALS — 5.7%
Chemicals — 3.6%
E.I. du Pont de Nemours & Co.	423,600	21,129,168
International Flavors & Fragrances, Inc.	332,150	18,464,219
RPM International, Inc.	720,250	15,917,525
Sherwin-Williams Co.	641,800	53,750,750
Chemicals Total		109,261,662
Containers & Packaging — 0.7%
Sonoco Products Co.	597,875	20,130,451
Containers & Packaging Total		20,130,451
Metals & Mining — 1.4%
BHP Billiton Ltd., ADR	219,000	20,349,480

4

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Nucor Corp.	530,300	23,237,746
Metals & Mining Total		43,587,226
MATERIALS TOTAL		172,979,339
TELECOMMUNICATION SERVICES — 7.1%
Diversified Telecommunication Services — 7.1%
AT&T, Inc.	3,400,000	99,892,000
Frontier Communications Corp.	725,000	7,054,250
Verizon Communications, Inc.	2,750,000	98,395,000
Windstream Corp.	615,000	8,573,100
Diversified Telecommunication Services Total		213,914,350
TELECOMMUNICATION SERVICES TOTAL		213,914,350
UTILITIES — 6.0%
Electric Utilities — 3.4%
American Electric Power Co., Inc.	605,175	21,774,196
Entergy Corp.	150,000	10,624,500
Exelon Corp.	340,000	14,157,600
FirstEnergy Corp.	550,000	20,361,000
NextEra Energy, Inc.	224,725	11,683,453
PPL Corp.	869,200	22,877,344
Electric Utilities Total		101,478,093
Gas Utilities — 0.8%
National Fuel Gas Co.	360,800	23,675,696
Gas Utilities Total		23,675,696
Multi-Utilities — 1.8%
PG&E Corp.	347,000	16,600,480
Public Service Enterprise Group, Inc.	657,650	20,919,847
Sempra Energy	314,275	16,493,152
Multi-Utilities Total		54,013,479
UTILITIES TOTAL		179,167,268

Total Common Stocks (cost of $2,451,142,403)		2,880,485,708

5

	Shares	Value ($)
Convertible Preferred Stocks — 0.7%
CONSUMER STAPLES — 0.4%
Food Products — 0.4%
Archer-Daniels-Midland Co., 6.250%	330,000	12,813,900
Food Products Total		12,813,900
CONSUMER STAPLES TOTAL		12,813,900
ENERGY — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Apache Corp., 6.000%	70,000	4,638,200
Oil, Gas & Consumable Fuels Total		4,638,200
ENERGY TOTAL		4,638,200
FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
Citigroup, Inc., 7.500%	25,000	3,417,250
Diversified Financial Services Total		3,417,250
FINANCIALS TOTAL		3,417,250

Total Convertible Preferred Stocks (cost of $20,055,040)		20,869,350
Investment Company — 1.2%
SPDR S&P 500 ETF Trust	300,000	37,734,000

Total Investment Company (cost of $36,857,137)		37,734,000

	Par ($)
Short-Term Obligation — 2.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.150%, collateralized by a U.S. Treasury obligation maturing 08/15/19, market value $73,375,250 (repurchase proceeds $71,934,899)	71,934,000	71,934,000

Total Short-Term Obligation (cost of $71,934,000)		71,934,000

Total Investments — 100.0% (cost of $2,579,988,580)(b)(c)		3,011,023,058

Other Assets & Liabilities, Net — (0.0)%		(617,086)

Net Assets — 100.0%		3,010,405,972

6

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$2,880,485,708	$—	$—	$2,880,485,708
Total Convertible Preferred Stocks	20,869,350	—	—	20,869,350
Total Investment Company	37,734,000	—	—	37,734,000
Total Short-Term Obligation	—	71,934,000	—	71,934,000
Total Investments	$2,939,089,058	$71,934,000	$—	$3,011,023,058

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $2,579,988,580.

7

(c)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$507,754,293	$(76,719,815)	$431,034,478

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia Large Cap Growth Fund

	Shares	Value ($)*
Common Stocks — 99.9%
CONSUMER DISCRETIONARY — 15.1%
Auto Components — 1.2%
Autoliv, Inc.	220,170	17,380,220
Auto Components Total		17,380,220
Automobiles — 1.6%
Ford Motor Co. (a)	1,375,560	23,095,652
Automobiles Total		23,095,652
Hotels, Restaurants & Leisure — 2.4%
Bally Technologies, Inc. (a)	183,900	7,758,741
Ctrip.com International Ltd., ADR (a)	106,400	4,303,880
Las Vegas Sands Corp. (a)	200,560	9,215,732
Starbucks Corp.	429,100	13,786,983
Hotels, Restaurants & Leisure Total		35,065,336
Internet & Catalog Retail — 2.0%
Amazon.com, Inc. (a)	128,885	23,199,300
priceline.com, Inc. (a)	13,000	5,194,150
Internet & Catalog Retail Total		28,393,450
Media — 1.4%
CBS Corp., Class B	301,200	5,737,860
Viacom, Inc., Class B	348,110	13,788,637
Media Total		19,526,497
Multiline Retail — 2.0%
Nordstrom, Inc.	247,380	10,483,964
Target Corp.	305,550	18,372,722
Multiline Retail Total		28,856,686
Specialty Retail — 3.1%
Dick’s Sporting Goods, Inc. (a)	323,330	12,124,875
Limited Brands, Inc.	372,140	11,435,862
Lowe’s Companies., Inc.	580,790	14,566,214
TJX Companies, Inc.	163,880	7,274,633
Specialty Retail Total		45,401,584
Textiles, Apparel & Luxury Goods — 1.4%
Coach, Inc.	250,900	13,877,279
Lululemon Athletica, Inc. (a)	90,670	6,203,641
Textiles, Apparel & Luxury Goods Total		20,080,920
CONSUMER DISCRETIONARY TOTAL		217,800,345
CONSUMER STAPLES — 7.5%
Beverages — 1.9%
Coca-Cola Co.	421,800	27,741,786
Beverages Total		27,741,786

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	206,400	14,904,144
Whole Foods Market, Inc. (a)	235,450	11,911,415
Food & Staples Retailing Total		26,815,559
Food Products — 0.8%
Hershey Co.	137,200	6,468,980
Mead Johnson Nutrition Co., Class A	72,960	4,541,760
Food Products Total		11,010,740
Personal Products — 1.5%
Avon Products, Inc.	336,930	9,791,186
Estée Lauder Companies, Inc., Class A	147,290	11,886,303
Personal Products Total		21,677,489
Tobacco — 1.4%
Philip Morris International, Inc.	356,630	20,873,554
Tobacco Total		20,873,554
CONSUMER STAPLES TOTAL		108,119,128
ENERGY — 10.3%
Energy Equipment & Services — 2.9%
Halliburton Co.	346,577	14,150,739
McDermott International, Inc. (a)	338,500	7,003,565
Nabors Industries Ltd. (a)	464,640	10,900,455
National-Oilwell Varco, Inc.	131,900	8,870,275
Energy Equipment & Services Total		40,925,034
Oil, Gas & Consumable Fuels — 7.4%
Apache Corp.	117,650	14,027,409
Chevron Corp.	194,420	17,740,825
Continental Resources, Inc. (a)	171,720	10,105,722
Exxon Mobil Corp.	305,110	22,309,643
Murphy Oil Corp.	79,900	5,956,545
Occidental Petroleum Corp.	152,577	14,967,804
Peabody Energy Corp.	211,510	13,532,410
Southwestern Energy Co. (a)	227,500	8,515,325
Oil, Gas & Consumable Fuels Total		107,155,683
ENERGY TOTAL		148,080,717
FINANCIALS — 5.5%
Capital Markets — 2.2%
Franklin Resources, Inc.	88,680	9,862,103
Morgan Stanley	466,520	12,694,009
T. Rowe Price Group, Inc.	141,760	9,149,190
Capital Markets Total		31,705,302

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 0.4%
Fifth Third Bancorp.	362,030	5,314,600
Commercial Banks Total		5,314,600
Consumer Finance — 1.1%
American Express Co.	377,080	16,184,274
Consumer Finance Total		16,184,274
Diversified Financial Services — 1.0%
IntercontinentalExchange, Inc. (a)	124,940	14,886,601
Diversified Financial Services Total		14,886,601
Insurance — 0.8%
MetLife, Inc.	265,200	11,785,488
Insurance Total		11,785,488
FINANCIALS TOTAL		79,876,265
HEALTH CARE — 10.1%
Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc. (a)	97,050	7,817,377
Amgen, Inc. (a)	163,060	8,951,994
Celgene Corp. (a)	131,450	7,773,953
Dendreon Corp. (a)	99,440	3,472,445
Gilead Sciences, Inc. (a)	249,600	9,045,504
Incyte Corp. Ltd. (a)	199,350	3,301,236
Biotechnology Total		40,362,509
Health Care Equipment & Supplies — 2.4%
Edwards Lifesciences Corp. (a)	134,580	10,879,447
St. Jude Medical, Inc. (a)	298,490	12,760,448
Varian Medical Systems, Inc. (a)	153,050	10,603,304
Health Care Equipment & Supplies Total		34,243,199
Health Care Providers & Services — 2.4%
Express Scripts, Inc. (a)	237,940	12,860,657
UnitedHealth Group, Inc.	238,930	8,627,762
Universal Health Services, Inc., Class B	291,510	12,657,364
Health Care Providers & Services Total		34,145,783
Life Sciences Tools & Services — 1.4%
Life Technologies Corp. (a)	196,000	10,878,000
Waters Corp. (a)	127,600	9,915,796
Life Sciences Tools & Services Total		20,793,796

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 1.1%
Allergan, Inc.	241,280	16,568,698
Pharmaceuticals Total		16,568,698
HEALTH CARE TOTAL		146,113,985
INDUSTRIALS — 13.7%
Aerospace & Defense — 3.3%
Goodrich Corp.	96,570	8,504,920
Precision Castparts Corp.	110,900	15,438,389
United Technologies Corp.	301,580	23,740,377
Aerospace & Defense Total		47,683,686
Air Freight & Logistics — 1.4%
United Parcel Service, Inc., Class B	287,530	20,868,927
Air Freight & Logistics Total		20,868,927
Electrical Equipment — 0.3%
GrafTech International Ltd. (a)	200,400	3,975,936
Electrical Equipment Total		3,975,936
Industrial Conglomerates — 0.5%
3M Co.	87,750	7,572,825
Industrial Conglomerates Total		7,572,825
Machinery — 6.2%
Cummins, Inc.	144,520	15,898,645
Deere & Co.	190,090	15,786,975
Dover Corp.	317,260	18,543,847
Flowserve Corp.	126,360	15,064,639
Ingersoll-Rand PLC	171,120	8,058,041
Parker Hannifin Corp.	178,730	15,424,399
Machinery Total		88,776,546
Road & Rail — 1.4%
J.B. Hunt Transport Services, Inc.	255,900	10,443,279
Union Pacific Corp.	102,700	9,516,182
Road & Rail Total		19,959,461
Trading Companies & Distributors — 0.6%
W.W. Grainger, Inc.	60,970	8,420,567
Trading Companies & Distributors Total		8,420,567
INDUSTRIALS TOTAL		197,257,948
INFORMATION TECHNOLOGY — 31.8%
Communications Equipment — 4.0%
Cisco Systems, Inc. (a)	573,623	11,604,393
Juniper Networks, Inc. (a)	423,000	15,617,160

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
QUALCOMM, Inc.	618,780	30,623,422
Communications Equipment Total		57,844,975
Computers & Peripherals — 7.5%
Apple, Inc. (a)	216,407	69,804,242
EMC Corp. (a)	1,470,710	33,679,259
Hewlett-Packard Co.	102,299	4,306,788
Computers & Peripherals Total		107,790,289
Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	498,940	9,639,521
Tyco Electronics Ltd.	309,140	10,943,556
Electronic Equipment, Instruments & Components Total		20,583,077
Internet Software & Services — 3.5%
Akamai Technologies, Inc. (a)	222,940	10,489,327
Google, Inc., Class A (a)	66,846	39,704,519
Internet Software & Services Total		50,193,846
IT Services — 3.0%
Cognizant Technology Solutions Corp., Class A (a)	208,200	15,258,978
International Business Machines Corp.	143,850	21,111,426
Teradata Corp. (a)	187,840	7,731,494
IT Services Total		44,101,898
Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc. (a)	1,072,400	8,772,232
Broadcom Corp., Class A	341,040	14,852,292
Netlogic Microsystems, Inc. (a)	284,510	8,936,459
Skyworks Solutions, Inc. (a)	346,300	9,914,569
Texas Instruments, Inc.	570,190	18,531,175
Varian Semiconductor Equipment Associates, Inc. (a)	175,260	6,479,362
Semiconductors & Semiconductor Equipment Total		67,486,089
Software — 7.7%
Autodesk, Inc. (a)	336,180	12,842,076
Intuit, Inc. (a)	292,490	14,419,757
Microsoft Corp.	763,193	21,308,348
Oracle Corp.	1,183,336	37,038,417
Rovi Corp. (a)	164,170	10,180,182
Salesforce.com, Inc. (a)	47,540	6,275,280

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
SuccessFactors, Inc. (a)	333,780	9,666,269
Software Total		111,730,329
INFORMATION TECHNOLOGY TOTAL		459,730,503
MATERIALS — 4.0%
Chemicals — 1.4%
CF Industries Holdings, Inc.	76,230	10,302,485
Dow Chemical Co.	260,800	8,903,712
Chemicals Total		19,206,197
Containers & Packaging — 1.0%
Crown Holdings, Inc. (a)	151,800	5,067,084
Packaging Corp. of America	370,608	9,576,511
Containers & Packaging Total		14,643,595
Metals & Mining — 1.6%
Allegheny Technologies, Inc.	228,700	12,619,666
Freeport-McMoRan Copper & Gold, Inc.	89,350	10,730,041
Metals & Mining Total		23,349,707
MATERIALS TOTAL		57,199,499
TELECOMMUNICATION SERVICES — 1.9%
Wireless Telecommunication Services — 1.9%
American Tower Corp., Class A (a)	201,440	10,402,362
Millicom International Cellular SA	74,853	7,155,947
NII Holdings, Inc. (a)	233,196	10,414,533
Wireless Telecommunication Services Total		27,972,842
TELECOMMUNICATION SERVICES TOTAL		27,972,842

Total Common Stocks (cost of $1,099,418,893)		1,442,151,232

	Par ($)
Short-Term Obligation — 0.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.150%, collateralized by a U.S. Treasury obligation maturing 10/31/11, market value $5,279,300 (repurchase proceeds $5,171,065)	5,171,000	5,171,000

Total Short-Term Obligation (cost of $5,171,000)		5,171,000

6

Value ($)
Total Investments — 100.2% (cost of $1,104,589,893)(b)(c)	1,447,322,232

Other Assets & Liabilities, Net — (0.2)%	(3,392,171)

Net Assets — 100.0%	1,443,930,061

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,442,151,232	$—	$—	$1,442,151,232
Total Short-Term Obligation	—	5,171,000	—	5,171,000
Total Investments	$1,442,151,232	$5,171,000	$—	$1,447,322,232

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

7

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,104,589,893.
(c)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$346,321,018	$(3,588,679)	$342,732,339

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia Liberty Fund

	Shares	Value ($)*
Investment Companies — 99.8%
BofA Cash Reserves, Capital Class Shares	6,737,741	6,737,741
Columbia Acorn International, Class I (a)	3,851	157,595
Columbia Acorn USA, Class I (a)	43,205	1,233,947
Columbia Contrarian Core Fund, Class I (a)	184,937	2,648,303
Columbia Convertible Securities Fund, Class I (a)	165,443	2,456,826
Columbia Core Bond Fund, Class Z (a)	9,662,488	105,804,239
Columbia Disciplined Value Fund, Class Z (a)	93,027	1,059,576
Columbia Dividend Income Fund, Class I (a)	162,165	2,119,495
Columbia Emerging Markets Fund, Class I (a)	296,264	3,401,105
Columbia Energy and Natural Resources Fund, Class I (a)	209,962	4,873,212
Columbia European Equity Fund, Class I (a)	313,434	1,861,796
Columbia Multi-Advisor International Equity Fund, Class I (a)	2,823,093	34,357,044
Columbia High Yield Bond Fund, Class I (a)	1,850,200	5,143,556
Columbia Large Cap Core Fund, Class I (a)	201,244	2,642,329
Columbia Large Cap Growth Fund, Class I (a)	3,407,847	80,800,045
Columbia Large Cap Value Fund, Class I (a)	6,851,659	79,068,139
Columbia Marsico Focused Equities Fund, Class I (a)	59,916	1,390,060
Columbia Mid Cap Growth Fund, Class I (a)	115,851	3,087,416
Columbia Mid Cap Value Fund, Class I (a)	234,217	3,147,880
Columbia Pacific/Asia Fund, Class I (a)	89,286	775,898
Columbia Real Estate Equity Fund, Class I (a)	169,062	2,099,748
Columbia Select Large Cap Growth Fund, Class I (a)	162,322	2,048,507
Columbia Small Cap Growth Fund I, Class I (a)	38,232	1,210,812
Columbia Small Cap Value Fund I, Class I (a)	25,910	1,217,263
Columbia Small Cap Value Fund II, Class I (a)	89,665	1,232,890
Columbia U.S. Treasury Index Fund, Class I (a)	121,474	1,352,001

1

		Shares	Value ($)
Investment Companies — (continued)
	Columbia Value and Restructuring Fund, Class I (a)	21,119	1,066,918

	Total Investment Companies (cost of $342,170,033)		352,994,341

	Total Investments — 99.8% (cost of $342,170,033)(b)(c)		352,994,341

	Other Assets & Liabilities, Net — 0.2%		774,554

	Net Assets — 100.0%		353,768,895

Notes to Investment Portfolio:
*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Accounting principles generally accepted in the United States of America (GAAP) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$352,994,341	$—	$—	$352,994,341
Total Investments	352,994,341	—	—	352,994,341
Unrealized Appreciation on Futures Contracts	190,506	—	—	190,506
Total	$353,184,847	$—	$—	$353,184,847

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or its affiliates.

2

(b)	Cost for federal income tax purposes is $342,170,033.
(c)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$13,359,934	$(2,535,626)	$10,824,308

At December 31, 2010, the Fund held the following open long futures contracts:

Equity Risk	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index Futures	25	$7,831,250	$7,640,744	Mar-2011	$190,506

At December 31, 2010, cash of $1,215,000 was pledged as collateral for open futures contracts.

3

INVESTMENT PORTFOLIO

December 31, 2010 (Unaudited)	Columbia Small Cap Core Fund

	Shares	Value ($)*
Common Stocks — 93.7%
CONSUMER DISCRETIONARY — 10.2%
Auto Components — 0.5%
Dorman Products, Inc. (a)	106,975	3,876,774
Auto Components Total		3,876,774
Diversified Consumer Services — 0.4%
CPI Corp.	61,818	1,393,996
Nobel Learning Communities, Inc. (a)	279,366	2,039,372
Diversified Consumer Services Total		3,433,368
Hotels, Restaurants & Leisure — 1.5%
CEC Entertainment, Inc. (a)	199,307	7,739,091
Morgans Hotel Group Co. (a)	211,631	1,919,493
O’Charleys, Inc. (a)	372,962	2,685,326
Hotels, Restaurants & Leisure Total		12,343,910
Household Durables — 0.2%
Jarden Corp.	66,292	2,046,434
Household Durables Total		2,046,434
Leisure Equipment & Products — 1.3%
Callaway Golf Co.	230,347	1,858,900
RC2 Corp. (a)	282,947	6,159,756
Steinway Musical Instruments, Inc. (a)	142,864	2,835,851
Leisure Equipment & Products Total		10,854,507
Media — 1.9%
Arbitron, Inc.	194,600	8,079,792
John Wiley & Sons, Inc., Class A	106,000	4,795,440
Scholastic Corp.	90,810	2,682,527
Media Total		15,557,759
Specialty Retail — 4.4%
Bebe Stores, Inc.	525,300	3,130,788
Buckle, Inc.	120,731	4,560,010
Collective Brands, Inc. (a)	354,707	7,484,318
Foot Locker, Inc.	139,500	2,736,990
Penske Auto Group, Inc. (a)	261,200	4,550,104
Rent-A-Center, Inc.	269,382	8,695,651
Stage Stores, Inc.	309,328	5,363,747
Specialty Retail Total		36,521,608
CONSUMER DISCRETIONARY TOTAL		84,634,360
CONSUMER STAPLES — 1.3%
Food & Staples Retailing — 0.6%
Casey’s General Stores, Inc.	61,851	2,629,286
Pantry, Inc. (a)	124,116	2,464,944
Food & Staples Retailing Total		5,094,230

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 0.7%
Corn Products International, Inc.	119,301	5,487,846
Food Products Total		5,487,846
CONSUMER STAPLES TOTAL		10,582,076
ENERGY — 3.5%
Energy Equipment & Services — 2.9%
Gulfmark Offshore, Inc., Class A (a)	139,591	4,243,566
Helix Energy Solutions Group, Inc. (a)	244,700	2,970,658
Newpark Resources, Inc. (a)	470,358	2,897,405
Oceaneering International, Inc. (a)	37,770	2,781,005
TETRA Technologies, Inc. (a)	655,081	7,775,812
Unit Corp. (a)	68,800	3,197,824
Energy Equipment & Services Total		23,866,270
Oil, Gas & Consumable Fuels — 0.6%
EXCO Resources, Inc.	252,287	4,899,414
Oil, Gas & Consumable Fuels Total		4,899,414
ENERGY TOTAL		28,765,684
FINANCIALS — 12.6%
Capital Markets — 1.3%
Investment Technology Group, Inc. (a)	411,850	6,741,985
Waddell & Reed Financial, Inc., Class A	116,207	4,100,945
Capital Markets Total		10,842,930
Commercial Banks — 3.4%
Centerstate Banks, Inc.	242,519	1,920,750
Hancock Holding Co.	91,006	3,172,469
Iberiabank Corp.	58,635	3,467,088
Oriental Financial Group	580,359	7,248,684
SCBT Financial Corp.	64,336	2,107,004
Simmons First National Corp., Class A	105,700	3,012,450
Southwest Bancorp, Inc. (a)	283,700	3,517,880
Union First Market Bankshares Corp.	143,224	2,116,851
Webster Financial Corp.	97,570	1,922,129
Commercial Banks Total		28,485,305
Consumer Finance — 1.0%
Cash America International, Inc.	221,668	8,186,199
QC Holdings, Inc.	178,812	668,757
Consumer Finance Total		8,854,956
Insurance — 2.7%
Arthur J. Gallagher & Co.	98,300	2,858,564

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
CNO Financial Group, Inc. (a)	434,450	2,945,571
Delphi Financial Group, Inc., Class A	97,100	2,800,364
eHealth, Inc. (a)	94,600	1,342,374
First Mercury Financial Corp.	246,112	4,036,237
Horace Mann Educators Corp.	216,117	3,898,750
National Interstate Corp.	80,718	1,727,365
State Auto Financial Corp.	147,054	2,561,681
Insurance Total		22,170,906
Real Estate Investment Trusts (REITs) — 2.8%
Acadia Realty Trust	155,496	2,836,247
American Campus Communities, Inc.	168,432	5,349,400
DiamondRock Hospitality Co. (a)	275,133	3,301,596
DuPont Fabros Technology, Inc.	186,100	3,958,347
First Potomac Realty Trust	249,748	4,200,762
Mack-Cali Realty Corp.	104,700	3,461,382
Real Estate Investment Trusts (REITs) Total		23,107,734
Thrifts & Mortgage Finance — 1.4%
Abington Bancorp, Inc.	183,521	2,189,406
Capitol Federal Financial, Inc.	14,657	174,565
Dime Community Bancshares	210,167	3,066,336
First Niagara Financial Group, Inc.	154,659	2,162,133
Jefferson Bancshares, Inc. (a)	219,422	710,927
NewAlliance Bancshares, Inc.	204,189	3,058,751
Thrifts & Mortgage Finance Total		11,362,118
FINANCIALS TOTAL		104,823,949
HEALTH CARE — 12.6%
Biotechnology — 0.8%
Myriad Genetics, Inc. (a)	288,700	6,593,908
Biotechnology Total		6,593,908
Health Care Equipment & Supplies — 5.4%
Analogic Corp.	137,306	6,798,020
Cooper Companies, Inc.	138,974	7,829,795
Greatbatch, Inc. (a)	192,553	4,650,155
Invacare Corp.	268,151	8,087,434
STAAR Surgical Co. (a)	1,082,667	6,604,269
Symmetry Medical, Inc. (a)	342,808	3,170,974
Thoratec Corp. (a)	122,800	3,477,696
West Pharmaceutical Services, Inc.	102,940	4,241,128
Health Care Equipment & Supplies Total		44,859,471
Health Care Providers & Services — 4.9%
Air Methods Corp. (a)	287,025	16,150,897

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
LifePoint Hospitals, Inc. (a)	66,315	2,437,076
Magellan Health Services, Inc. (a)	131,326	6,209,093
Owens & Minor, Inc.	130,128	3,829,667
Providence Service Corp. (a)	343,105	5,513,698
PSS World Medical, Inc. (a)	179,902	4,065,785
U.S. Physical Therapy, Inc. (a)	139,239	2,759,717
Health Care Providers & Services Total		40,965,933
Life Sciences Tools & Services — 0.9%
Accelrys, Inc. (a)	436,759	3,625,100
Cambrex Corp. (a)	705,802	3,648,996
Life Sciences Tools & Services Total		7,274,096
Pharmaceuticals — 0.6%
Obagi Medical Products, Inc. (a)	397,031	4,585,708
Pharmaceuticals Total		4,585,708
HEALTH CARE TOTAL		104,279,116
INDUSTRIALS — 23.0%
Aerospace & Defense — 4.2%
AAR Corp. (a)	314,994	8,652,885
American Science & Engineering, Inc.	79,500	6,775,785
Global Defense Technology & Systems, Inc. (a)	289,879	4,887,360
Ladish Co., Inc. (a)	87,637	4,260,034
LMI Aerospace, Inc. (a)	186,602	2,983,766
Moog, Inc., Class A (a)	171,941	6,843,252
Aerospace & Defense Total		34,403,082
Air Freight & Logistics — 1.2%
Atlas Air Worldwide Holdings, Inc. (a)	124,383	6,944,303
Pacer International, Inc. (a)	385,638	2,637,764
Air Freight & Logistics Total		9,582,067
Commercial Services & Supplies — 2.2%
Consolidated Graphics, Inc. (a)	86,503	4,189,340
McGrath Rentcorp	187,868	4,925,899
Unifirst Corp.	165,019	9,084,296
Commercial Services & Supplies Total		18,199,535
Construction & Engineering — 2.1%
EMCOR Group, Inc. (a)	298,068	8,638,011
MasTec, Inc. (a)	302,828	4,418,261
Northwest Pipe Co. (a)	95,981	2,306,423
Sterling Construction Co., Inc. (a)	183,062	2,387,128
Construction & Engineering Total		17,749,823

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 4.4%
Belden, Inc.	206,100	7,588,602
EnerSys (a)	127,100	4,082,452
Global Power Equipment Group, Inc. (a)	210,500	4,883,600
GrafTech International Ltd. (a)	207,746	4,121,681
LaBarge, Inc. (a)	184,714	2,901,857
LSI Industries, Inc.	701,288	5,932,896
Powell Industries, Inc. (a)	75,200	2,472,576
Regal-Beloit Corp.	71,600	4,780,016
Electrical Equipment Total		36,763,680
Machinery — 3.6%
Albany International Corp., Class A	377,600	8,945,344
Flanders Corp. (a)	926,415	2,908,943
Key Technology, Inc. (a)	239,533	4,074,456
Miller Industries, Inc.	233,716	3,325,779
PMFG, Inc. (a)	195,500	3,206,200
Tennant Co.	97,148	3,731,455
Wabash National Corp. (a)	329,601	3,905,772
Machinery Total		30,097,949
Professional Services — 3.2%
FTI Consulting, Inc. (a)	171,462	6,392,104
Heidrick & Struggles International, Inc.	137,700	3,945,105
Hill International, Inc. (a)	419,900	2,716,753
Hudson Highland Group, Inc. (a)	200,551	1,169,212
Kforce, Inc. (a)	417,289	6,751,736
Navigant Consulting, Inc. (a)	226,578	2,084,518
SFN Group, Inc. (a)	347,978	3,396,265
Professional Services Total		26,455,693
Road & Rail — 0.3%
Kansas City Southern (a)	57,015	2,728,738
Road & Rail Total		2,728,738
Trading Companies & Distributors — 1.8%
Kaman Corp.	217,695	6,328,394
Rush Enterprises, Inc., Class A (a)	160,430	3,279,189
Rush Enterprises, Inc., Class B (a)	159,851	2,874,121
Titan Machinery, Inc. (a)	109,350	2,110,455
Trading Companies & Distributors Total		14,592,159
INDUSTRIALS TOTAL		190,572,726
INFORMATION TECHNOLOGY — 23.5%
Communications Equipment — 1.8%
Adtran, Inc.	71,446	2,587,060

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
EMS Technologies, Inc. (a)	216,936	4,290,994
Globecomm Systems, Inc. (a)	297,398	2,973,980
Performance Technologies, Inc. (a)(b)	643,041	1,093,170
Plantronics, Inc.	115,257	4,289,865
Communications Equipment Total		15,235,069
Computers & Peripherals — 1.8%
Avid Technology, Inc. (a)	53,052	926,288
Hypercom Corp. (a)	615,515	5,151,861
Imation Corp. (a)	223,704	2,306,388
Intevac, Inc. (a)	125,782	1,762,206
Presstek, Inc. (a)	403,337	895,408
Rimage Corp. (a)	272,361	4,060,902
Computers & Peripherals Total		15,103,053
Electronic Equipment, Instruments & Components — 6.4%
Benchmark Electronics, Inc. (a)	940,900	17,086,744
FARO Technologies, Inc. (a)	302,206	9,924,445
LeCroy Corp. (a)	308,063	3,031,340
Littelfuse, Inc.	59,198	2,785,858
Newport Corp. (a)	274,556	4,769,038
Plexus Corp. (a)	328,532	10,164,780
Pulse Electronics Corp.	484,023	2,575,002
Spectrum Control, Inc. (a)	171,000	2,563,290
Electronic Equipment, Instruments & Components Total		52,900,497
Internet Software & Services — 1.1%
Digital River, Inc. (a)	177,500	6,109,550
EarthLink, Inc.	379,540	3,264,044
Internet Software & Services Total		9,373,594
IT Services — 3.3%
Computer Task Group, Inc. (a)	747,125	8,128,720
Integral Systems, Inc. (a)	469,555	4,653,290
NCI, Inc., Class A (a)	211,980	4,873,420
PRGX Global, Inc. (a)	443,700	2,808,621
TNS, Inc. (a)	324,601	6,751,701
IT Services Total		27,215,752
Semiconductors & Semiconductor Equipment — 4.1%
ATMI, Inc. (a)	179,759	3,584,395
BTU International, Inc. (a)	288,342	2,592,195
Cirrus Logic, Inc. (a)	209,592	3,349,280
Exar Corp. (a)	317,013	2,212,751

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Fairchild Semiconductor International, Inc. (a)	495,487	7,734,552
IXYS Corp. (a)	131,029	1,522,557
ON Semiconductor Corp. (a)	613,506	6,061,439
Pericom Semiconductor Corp. (a)	289,553	3,179,292
Ultratech, Inc. (a)	197,530	3,926,896
Semiconductors & Semiconductor Equipment Total		34,163,357
Software — 5.0%
Epicor Software Corp. (a)	326,964	3,302,336
Lawson Software, Inc. (a)	538,125	4,977,656
Mentor Graphics Corp. (a)	352,524	4,230,288
Progress Software Corp. (a)	394,590	16,699,049
S1 Corp. (a)	522,860	3,607,734
Sonic Solutions (a)	224,644	3,369,660
Websense, Inc. (a)	239,200	4,843,800
Software Total		41,030,523
INFORMATION TECHNOLOGY TOTAL		195,021,845
MATERIALS — 4.5%
Chemicals — 2.4%
H.B. Fuller Co.	372,214	7,637,831
Sensient Technologies Corp.	209,286	7,687,075
Spartech Corp. (a)	456,907	4,276,649
Chemicals Total		19,601,555
Containers & Packaging — 1.1%
Greif, Inc., Class A	149,190	9,234,861
Containers & Packaging Total		9,234,861
Metals & Mining — 0.6%
Metals USA Holdings Corp. (a)	331,890	5,058,004
Metals & Mining Total		5,058,004
Paper & Forest Products — 0.4%
Glatfelter Co.	271,922	3,336,483
Paper & Forest Products Total		3,336,483
MATERIALS TOTAL		37,230,903
TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.5%
General Communication, Inc., Class A (a)	361,842	4,580,920
Diversified Telecommunication Services Total		4,580,920
TELECOMMUNICATION SERVICES TOTAL		4,580,920
UTILITIES — 2.0%
Gas Utilities — 1.2%
New Jersey Resources Corp.	100,299	4,323,890

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
South Jersey Industries, Inc.	112,690	5,952,286
Gas Utilities Total		10,276,176
Water Utilities — 0.8%
American States Water Co.	126,859	4,372,830
California Water Service Group	54,773	2,041,389
Water Utilities Total		6,414,219
UTILITIES TOTAL		16,690,395

Total Common Stocks (cost of $638,934,546)		777,181,974

	Par ($)
Short-Term Obligation — 6.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.150%, collateralized by a U.S. Treasury obligation maturing 08/15/19, market value $57,038,575 (repurchase proceeds $55,917,699)	55,917,000	55,917,000

Total Short-Term Obligation (cost of $55,917,000)		55,917,000

Total Investments — 100.4% (cost of $694,851,546)(c)(d)		833,098,974

Other Assets & Liabilities, Net — (0.4)%		(3,286,305)

Net Assets — 100.0%		829,812,669

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$777,181,974	$—	$—	$777,181,974
Total Short-Term Obligation	—	55,917,000	—	55,917,000
Total Investments	$777,181,974	$55,917,000	$—	$833,098,974

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in this affiliated company during the three months ended December 31, 2010, are as follows:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Performance Technologies, Inc.	$1,331,153	$23,900	$—	$—	$1,093,170

(c)	Cost for federal income tax purposes is $694,851,546.
(d)	Unrealized appreciation and depreciation at December 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$205,666,786	$(67,419,358)	$138,247,428

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 18, 2011

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	February 18, 2011